Debt (Details Textual) (USD $)	0 Months Ended			1 Months Ended		12 Months Ended
	May 29, 2013	Dec. 21, 2012	Sep. 04, 2012	Oct. 31, 2011	Aug. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Nov. 13, 2012
Debt (Textual)
Line of credit interest rate			10.00%
Loan from Canandaigua National Bank					$ 44,748
Term of loan				36 months	60 months
Annual interest rate				6.76%	4.99%
Monthly payments of loan				279	844
Lease of office equipment				9,068
Line of credit, amount payable						1,018,500	748,500
Working capital revolving line of credit		750,000	500,000					500,000
Maximum borrowing, line of credit		1,250,000						750,000
Line of credit maturity date	Dec. 21, 2014	Dec. 21, 2013
Warrants issued to purchase common stock							1,250,000
Warrants purchase common stock varying prices minimum (Per share)							$ 1.38
Warrants purchase common stock varying prices maximum (Per share)							$ 1.62
Term of warrants							10 years
Warrants vesting period							1 year
Issuance of warrants with revolving line of credit facility							1,839,250
Deferred debt discount						820,750	1,090,750
Amortization of debt discount						$ 518,481	$ 166,513